NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

2. NET INCOME/(LOSS) PER SHARE

Basic net income/(loss) per Class A and Class B ordinary share for the years ended December 31, 2019, 2020 and 2021 is computed on the basis of the weighted average number of ordinary shares using the two class method. Basic net income/(loss) per share is computed using the weighted average number of ordinary shares during the period and including vested restricted share units. Diluted net income/(loss) per ordinary share is computed using the dilutive effect of share-based awards calculated using the “treasury stock” method.

The computation of the diluted net income/(loss) per Class A share assumes the conversion of Class B shares, while the diluted net income/(loss) per Class B share does not assume the conversion of those shares. The net income/(loss) per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income/(loss) per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2019, 2020 and 2021, was 4,305,674, 208,387 and 16,368,866 respectively. The effects of Share Based Awards were excluded from the diluted net income per ordinary share computation for the year ended December 31, 2021, because the effects were anti-dilutive.

The convertible notes due in 2025 provide for a flexible settlement feature. The Company intends to settle upon conversion the principal amount of the debt for cash. The convertible debt is included in the calculation of diluted net income per share if its inclusion is dilutive under the treasury stock method. The convertible debt was anti-dilutive in the years ended December 31, 2020 and 2021, respectively.

The components of basic and diluted net income/(loss) per share were as follows:

	Year ended December 31,
	2019		2020		2021
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income/(loss), allocated for basic	11,231	1,461	22,096	2,617	(13,224)	(178.0)	(1,445)	(19.5)
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares	1,461	—	2,617	—	(1,445)	(19.5)	—	—
Reallocation of net income/(loss) to Class B shares	—	(37)	-	(99)	—	—	—	—
Dilution in Classifieds	(10)	—	(57)	—	—	—	—	—
Net income/(loss), allocated for diluted	12,682	1,424	24,656	2,518	(14,669)	(197.5)	(1,445)	(19.5)
Weighted average ordinary shares used in per share computation — basic	289,468,245	37,659,069	304,679,612	36,084,962	326,683,201	326,683,201	35,703,468	35,703,468
Dilutive effect of:
Conversion of Class B to Class A shares	37,659,069	—	36,084,962	—	35,703,468	35,703,468	—	—
Share-Based Awards	8,300,823	—	12,618,267	—	—	—	—	—
Weighted average ordinary shares used in per share computation — diluted	335,428,137	37,659,069	353,382,841	36,084,962	362,386,669	362,386,669	35,703,468	35,703,468
Net income/(loss) per share attributable to ordinary shareholders:
Basic	38.80	38.80	72.52	72.52	(40.48)	(0.54)	(40.48)	(0.54)
Diluted	37.81	37.81	69.77	69.77	(40.48)	(0.54)	(40.48)	(0.54)